TAXATION - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
TAXATION
Balance at the beginning of year	¥ (565,022)	$ (79,582)	¥ (396,919)
Change of valuation allowance in the current year	(58,022)	(8,172)	(168,103)
Balance at the end of year	¥ (623,044)	$ (87,754)	¥ (565,022)